Income Tax Status	12 Months Ended
Dec. 31, 2025
SiteOne Savings and Investment Plan
Income Tax Status
Income Tax Status
6.	Income Tax Status

The Company has adopted a pre-approved Plan document, which has received a determination letter dated June 30, 2020, that the Plan document is designed in accordance with applicable sections of the Internal Revenue Code (“IRC”). The Plan Administrator and the Plan’s management believe that the Plan, as restated, is designed and is currently being operated in compliance with the applicable requirements of the IRC and therefore believe the Plan is qualified and the related trust is tax-exempt.